Other (Income) /Expense, Net - Schedule of Other Income (Expense), Net (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024		Mar. 31, 2023
Other (income) /expense, net - other than related parties
Interest income	$ (10,946)	$ (13,412)	$ (25,554)	$ (33,799)	$ (36,687)		$ (13,097)
Change in fair value of Notes					(6,990,870)
Change in fair value of SSCPN				(6,990,870)	(3,448,845)		9,312,177
Gain on termination/ modification of finance leases							(130,719)
Change in fair value of preferred stock warrant liability							(420,245)
Loss on sale of assets					82,640		311,375
Loss/ (gain) on sale of assets held for sale	(5,011)	9,940	(7,861)	11,325	207,706		(1,644,650)
Net losses on foreign currency remeasurements	21,290	5,188	23,071	18,886	19,611		313,584
Loss on assets written off					92,462
Provision written back	(114,679)	384	(137,235)	(113,443)	(113,324)
Other, net	(22,597)	(3,451)	(125,518)	(53,395)	(1,129,164)	[1]	(459,804)	[1]
Total	757,826	(34,503,014)	(29,297)	(10,377,735)	(11,316,471)		(2,043,556)
Other (income) - from related parties
Interest income		(5,548)		(11,224)	(11,224)		(15,804)
Total		$ (5,548)		$ (11,224)	$ (11,224)		$ (15,804)

[1]	includes amount of $951,241 from ASJC Global LLC – Series 24 (“ASJC”) and Cohen Sponsor LLC – A24 RS for the waiver of lock-up restrictions on shares held by Them for the year ended March 31, 2024.